Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Gross	$ 1,391		$ 1,406
Accumulated Impairments	(385)		(385)
Goodwill, Written off Related to Sale of Business Unit	(352)	[1]
Business Disposition			(15)	[2]
Carrying Value	654		1,006
Property & Casualty Commercial [Member]
Goodwill [Line Items]
Gross	30		30
Accumulated Impairments	(30)		(30)
Goodwill, Written off Related to Sale of Business Unit	0	[1]
Business Disposition			0	[2]
Carrying Value	0		0
Consumer Markets [Member]
Goodwill [Line Items]
Gross	119		119
Accumulated Impairments	0		0
Goodwill, Written off Related to Sale of Business Unit	0	[1]
Business Disposition			0	[2]
Carrying Value	119		119
Mutual Funds [Member]
Goodwill [Line Items]
Gross	159		159
Accumulated Impairments	0		0
Goodwill, Written off Related to Sale of Business Unit	(10)	[1]
Business Disposition			0	[2]
Carrying Value	149		159
Individual Life [Member]
Goodwill [Line Items]
Gross	224	[3]	224	[3]
Accumulated Impairments	0	[3]	0	[3]
Goodwill, Written off Related to Sale of Business Unit	224	[1],[3]
Business Disposition			0	[2],[3]
Carrying Value	0	[3]	224	[3]
Retirement Plans [Member]
Goodwill [Line Items]
Gross	87	[3]	87	[3]
Accumulated Impairments	0	[3]	0	[3]
Goodwill, Written off Related to Sale of Business Unit	0	[1],[3]
Business Disposition			0	[2],[3]
Carrying Value	87	[3]	87	[3]
Total Talcott Resolution [Member]
Goodwill [Line Items]
Gross	311		311
Accumulated Impairments	0		0
Goodwill, Written off Related to Sale of Business Unit	224	[1]
Business Disposition			0	[2]
Carrying Value	87		311
Corporate [Member]
Goodwill [Line Items]
Gross	772	[3],[4]	787	[3],[4]
Accumulated Impairments	(355)	[3],[4]	(355)	[3],[4]
Goodwill, Written off Related to Sale of Business Unit	118	[1],[3],[4]
Business Disposition			(15)	[2],[3],[4]
Carrying Value	$ 299	[3],[4]	$ 417	[3],[4]

[1]	Represents goodwill written off in connection with the sales of WFS and Individual Life.
[2]	Represents goodwill written off related to Federal Trust Corporation; see Note 20 - Discontinued Operations for further information.
[3]	Carrying value as of December 31, 2012 includes $138, $92 and $69, respectively, for the Group Benefits, Mutual Funds and Retirement Plans reporting units. Carrying value as of December 31, 2011 includes $138, $92, $118 and $69, respectively, for the Group Benefits, Mutual Funds, Individual Life and Retirement Plans reporting units.
[4]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.